Trade and other receivables	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

5. Trade and other receivables

The following table presents a breakdown of our trade and other receivables:

	September 30,	September 30,
	2023	2022
Trade receivables	$68,530	$114,877
Unbilled revenue	5,211	8,881
Sales tax recoverable	226,528	48,124
Other receivable	-	-
Total	$300,269	$171,882

There was no impairment of trade and other receivables during the year ended September 30, 2023 (2022 - $nil).

The following table presents changes in unbilled receivables:

	September 30,	September 30,
	2023	2022
Balance, beginning of period	$8,881	$308,728
Revenue billed during the period	(3,670)	(308,728)
Revenue in excess of billings, net of amounts transferred to trade receivables	-	8,881
Balance, end of period	$5,211	$8,881
Current	$5,211	$8,881
Non-current	$-	$-